Consolidated statement of cash flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Cash flows from (used in) operating activities [abstract]
Profit before tax		$ 19,890		$ 17,167		$ 7,112
Adjustments for non-cash items:
Depreciation and amortisation		1,933		1,862		5,212
Net (gain)/loss from investing activities		(126)		(1,152)		(1,215)
Share of results		(2,536)		(2,375)		(2,354)
(Gain)/Loss on disposal of subsidiaries, businesses, associates and joint ventures		0		(79)		1,743
Loan impairment losses gross of recoveries and other credit risk provisions		2,280		2,603		4,090
Provisions including pensions		1,944		917		2,482
Share-based payment expense		450		500		534
Other non-cash items included in profit before tax		(1,303)		(381)		(207)
Elimination of exchange differences	[1]	7,299		(21,289)		15,364
Change in net trading securities and derivatives		10,716		(10,901)		4,395
Change in loans and advances to banks and customers		(44,071)		(108,984)		52,868
Change in reverse repurchase agreements – non-trading		(40,499)		(37,281)		(13,138)
Change in financial assets designated and otherwise mandatorily measured at fair value		(1,515)		(5,303)		(1,235)
Change in other assets		4,047		(6,570)		(6,591)
Change in deposits by banks and customer accounts		(5,745)		102,211		(8,918)
Change in repurchase agreements – non-trading		35,882		41,044		8,558
Change in debt securities in issue		18,806		(1,369)		(23,034)
Change in financial liabilities designated at fair value		4,500		8,508		17,802
Change in other liabilities		(2,644)		13,514		8,792
Dividends received from associates		910		740		689
Contributions paid to defined benefit plans		(332)		(685)		(726)
Tax paid (received)		(3,417)		(3,175)		(3,264)
Net cash from operating activities		6,469		(10,478)		68,959
Cash flows from (used in) investing activities [abstract]
Purchase of financial investments		(383,454)		(357,264)		(457,084)
Proceeds from the sale and maturity of financial investments		370,357		418,352		430,085
Net cash flows from the purchase and sale of property, plant and equipment		(1,196)		(1,167)		(1,151)
Net cash flows from disposal of customer and loan portfolios		(204)		6,756		9,194
Net investment in intangible assets		(1,848)		(1,285)		(906)
Net cash flow on disposal of subsidiaries, businesses, associates and joint ventures	[2]	4		165		4,802
Net cash from investing activities		(16,341)		65,557		(15,060)
Cash flows from (used in) financing activities [abstract]
Issue of ordinary share capital and other equity instruments		6,001		5,196		2,024
Cancellation of shares		(1,998)		(3,000)		0
Net sales/(purchases) of own shares for market-making and investment purposes		133		(67)		523
Purchase of treasury shares		0		0		(2,510)
Redemption of preference shares and other equity instruments		(6,078)		0		(1,825)
Subordinated loan capital issued		0		0		2,622
Subordinated loan capital repaid	[3]	(4,077)		(3,574)		(595)
Dividends paid to shareholders of the parent company and non-controlling interests		(10,762)		(9,005)		(9,157)
Net cash from financing activities		(16,781)		(10,450)		(8,918)
Net increase/(decrease) in cash and cash equivalents		(26,653)		44,629		44,981
Cash and cash equivalents at 1 Jan		337,412	[4]	274,550	[4]	243,863
Exchange differences in respect of cash and cash equivalents		(9,677)		18,233		(14,294)
Cash and cash equivalents at 31 Dec	[4]	301,082		337,412		274,550
Cash and cash equivalents comprise:
Cash and cash equivalents at 31 Dec		337,412	[4]	274,550	[4]	243,863
HSBC Holdings
Cash flows from (used in) operating activities [abstract]
Profit before tax		52,887		5,475		6,193	[5]
Adjustments for non-cash items:
Adjustments for non-cash items:		(46,878)		(17)		48	[5]
Depreciation and amortisation		70		33		10	[5]
Share-based payment expense		0		(2)		34	[5]
Other non-cash items included in profit before tax	[6]	(46,948)		(48)		4	[5]
Change in loans to HSBC undertakings		5,745		(1,122)		(36,437)	[5]
Change in loans and advances to HSBC undertakings designated and otherwise mandatorily measured at fair value		(7,305)		(11,944)		0	[5]
Change in financial investments in HSBC undertakings		0		(1,775)		612	[5]
Change in net trading securities and derivatives		758		(2,183)		3,066	[5]
Change in other assets		231		134		(239)	[5]
Change in debt securities in issue		(1,094)		1,020		(1,633)	[5]
Change in financial liabilities designated at fair value		(740)		954		(1,229)	[5]
Change in other liabilities		(1,883)		721		(693)	[5]
Tax paid (received)		301		443		646	[5]
Net cash from operating activities		2,022		(8,294)		(29,666)	[5]
Cash flows from (used in) investing activities [abstract]
Purchase of financial investments		0		0		0	[5]
Proceeds from the sale and maturity of financial investments		0		1,165		610	[5]
Net cash outflow from acquisition of or increase in stake of subsidiaries		(8,992)		(89)		(2,073)	[5]
Repayment of capital from subsidiaries		3,627		4,070		3,920	[5]
Net investment in intangible assets		(121)		(150)		(109)	[5]
Net cash from investing activities		(5,486)		4,996		2,348	[5]
Cash flows from (used in) financing activities [abstract]
Issue of ordinary share capital and other equity instruments		6,652		5,647		2,381	[5]
Cancellation of shares		(1,998)		(3,000)		0	[5]
Purchase of treasury shares		0		0		(2,510)	[5]
Redemption of preference shares and other equity instruments		(6,093)		0		0	[5]
Subordinated loan capital issued		0		0		2,636	[5]
Subordinated loan capital repaid		(1,972)		(1,184)		(1,781)	[5]
Debt securities issued		19,513		11,433		32,080	[5]
Debt securities repaid		(1,025)		0		0	[5]
Dividends paid on ordinary shares		(8,693)		(6,987)		(7,059)	[5]
Dividends paid to holders of other equity instruments		(1,360)		(1,359)		(1,180)	[5]
Net cash from financing activities		5,024		4,550		24,567	[5]
Net increase/(decrease) in cash and cash equivalents		1,560		1,252		(2,751)	[5]
Cash and cash equivalents at 1 Jan		4,949		3,697	[5]	6,448	[5]
Cash and cash equivalents at 31 Dec		6,509		4,949		3,697	[5]
Cash and cash equivalents comprise:
Cash and cash equivalents at 31 Dec		$ 4,949		$ 3,697	[5]	$ 6,448	[5]

[1]	Adjustment to bring changes between opening and closing balance sheet amounts to average rates. This is not done on a line-by-line basis, as details cannot be determined without unreasonable expense.
[2]	In July 2016, we completed the disposal of operations in Brazil resulting in a net cash inflow of $4.8bn.
[3]	Subordinated liabilities changes during the year are attributable to repayments of $(4.1)bn (2017: $(3.6)bn; 2016: $(0.6)bn) of securities. Non-cash changes during the year included foreign exchange (loss)/gain $(0.6)bn (2017: $(0.6)bn; 2016: $2.1bn) and fair value losses of $(1.4)bn (2017: $(1.2)bn; 2016: $(0.3)bn).
[4]	At 31 December 2018, $26,282m (2017: $39,830m; 2016: $35,501m) was not available for use by HSBC, of which $19,755m (2017: $21,424m; 2016: $21,108m) related to mandatory deposits at central banks.
[5]	The 2016 comparative figure for cash and cash equivalents was amended in 2017 to include loans and advances to HSBC undertakings of one month or less duration.
[6]	2018 includes $44,893m (2017:nil) return on capital from HSBC Finance (Netherlands) resulting from restructuring the Group’s Asia operation to meet resolution and recovery requirements.